MAJOR SALES CHANNELS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
MAJOR SALES CHANNELS
MAJOR SALES CHANNELS

15 - MAJOR SALES CHANNELS

The Company uses third-party sales channels to handle the reservations, collections, and other rental processes for most of the units. Three sales channels represented approximately, 91% and 88%, respectively, of total revenue during the three months and six months ended June 30, 2022, as compared to 90% and 93%, respectively for the three months and six months ended June 30, 2021. The loss of business from one or a combination of the Company’s significant sales channels, or an unexpected deterioration in their financial condition, could adversely affect the Company’s operations.

15 - MAJOR SALES CHANNELS

The Company uses third-party sales channels to handle the reservations, collections, and other rental processes for most of the units. During the years ended December 31, 2021 and 2020, sales from three sales channels represented approximately 93% and 88% of total rental revenue, respectively. The loss of business from one or a combination of the Company’s significant sales channels, or an unexpected deterioration in their financial condition, could adversely affect the Company’s operations.